Acquisition of QMX Gold Corporation (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Disclosure of detailed information about business combinations	The allocation of the consideration paid to the assets and liabilities of QMX is as follows:

Consideration paid:
Share consideration	$63,806
Cash consideration	21,988
Cost of shares previously acquired	2,323
Transaction costs	1,659
QMX warrants outstanding	1,130
Total purchase price	$90,906

Fair value of net assets acquired:
Cash	$4,311
Mineral property and property, plant and equipment	82,858
Other assets	1,773
Deferred income tax asset	14,122
Asset retirement obligation	(3,252)
Accounts payable and accrued liabilities	(8,906)
Total purchase price	$90,906